Revenue and Receivables from Contracts with Customers - Schedule of Allowance for Credit Losses (Narrative) (Details) - Accounting Standards Update 2016-13 - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses, increase	$ 0.2
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses, increase		$ 0.2